Encompass Fund
Encompass Fund Opportunities. Not Boundaries TICKER SYMBOL: ENCPX For Investors Seeking Long-Term Capital Appreciation Prospectus September 29, 2011
Investment Objective
• The Encompass Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Encompass Fund
Sales Charge (Load) Imposed on Purchases	none
Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
REDEMPTION FEES (as a percentage of the amount redeemed within 90 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Encompass Fund
Management Fees		1.00%
Distribution 12b-1 Fees		none
Other Expenses		0.45%
Acquired Fund Fees and Expenses		0.04%
Total Annual Fund Operating Expenses	[1]	1.49%
[1]	The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Additionally, the example assumes reinvestment of all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Encompass Fund	152	471	813	1,779

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.57% of the average value of its portfolio.
The Principal Investment Strategy of the Fund

 Under normal market conditions, the Fund invests primarily in common stocks of all market capitalizations, from large-cap to micro-cap, operating and based in the United States or in any other country in the world (including emerging markets), selected for high appreciation potential. The price volatility of such investments is expected by the Fund's Adviser to be greater than the price volatility of the US stock market as a whole. The Fund may invest up to 60% of total assets in foreign equity securities including American Depositary Receipts (ADRs) and exchange traded funds (ETFs). The Fund’s investments in foreign equity securities may be concentrated in one country. The Fund may engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. The Fund may sell a security short in anticipation of a decline in the market value of the security, including shorting a security that the Fund already owns (known as "shorting against the box"). Also, the Fund may invest in companies in a limited number of sectors, including but not limited to precious metals and other commodities, healthcare and manufacturing.

 The Adviser may sell a company when it reaches the Adviser's estimate of its full value, when there is a more attractively priced investment as an alternative, when the fundamentals of the business have changed, or when general market conditions have changed.

The Fund is a "non-diversified" fund, which means it can invest in fewer securities at any one time than a diversified fund.

The Principal Risks of Investing in the Fund

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund's performance.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Micro, Small and Mid Capitalization Companies

The Fund invests in the stocks of micro, small and mid capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies. Micro, small and mid capitalization companies may experience higher failure rates than do larger companies. The trading volume of securities of micro, small and mid capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Foreign Risk

The Fund may invest in foreign equity securities including American Depositary Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Risks of Exchange Traded Funds (ETFs)

An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

Options Risk

The Fund may engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Purchasing and selling of options require additional skills and techniques beyond normal portfolio management. The Fund's use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

Short Sales Risk

The Fund may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size. If the Fund sells a security short that it already owns (known as "shorting against the box") it may limit appreciation on the long position.

Emerging Market Risk

Investing in securities of companies located or operating in emerging markets generally also is riskier than investing in securities of companies located or operating in developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

Precious Metals Risk

Investments in companies engaged in exploration, mining, processing, distributing or dealing in gold or other precious metals and minerals involves certain risks. These include unpredictable monetary policies and economic and political developments, such as currency devaluation or revaluations; increased environmental costs; concentration of the sources of the supply of gold and other metals and minerals, and control over their sale; changes in U.S. or foreign tax, currency or mining laws; and trade restrictions between countries.

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Geographic Risk

 Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. Because the Fund's investments may be in a limited number of countries, it is more exposed to those countries' or regions' economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund.

 Investment Management Risk

The Adviser's strategy may fail to produce the intended results.

Performance

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.encompassfunds.com or by calling 1-888-463-3957.

The year-to-date return as of June 30, 2011 was -2.54%. Best Quarter (12/31/10) 49.60% Worst Quarter (12/31/08) -36.21%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/10
Average Annual Total Returns	1 Year	Since Inception
Encompass Fund - Comparison Index - Wilshire 5000 Index (does not reflect deductions for fees, expenses or taxes)	17.16%	2.47%
Encompass Fund	60.00%	10.04%
Encompass Fund Return After Taxes on Distributions	60.00%	9.80%
Encompass Fund Return After Taxes on Distributions and Sale of Fund Shares	39.00%	8.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.